RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties that had transactions or balances with the Group

Related Party	Nature of the party	Relationship with the Group
Dr. Yu	Individual	Co-Founder and Chairman with majority voting control*
Ms. Lin Yu	Individual	Director of the Group*
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
AnPac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”)	Investment management	General partner of the shareholder
CRS	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu AnPac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Controlled by Ms. Lin Yu
Weidong Dai	Individual	Director of the Group
Xuedong Du	Individual	Director of the Group
Rouou Ying	Individual	Supervisor of AnPac Lishui
Xing Pu	Individual	Director of AnPac Lishui
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”)	Investor	Equity investee of AnPac Muqing
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe)	Health management	Controlled by Shanghai Muqing industrial
Advanced Life	Investor	The Group has a 40% equity interest
Annadi Life Therapeutics Co., Ltd (“Annadi”)	Health management	Controlled by Advance

Schedule of related party balances

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Due from related parties:
Shanghai Yulin	10	10	1
Shanghai Muqing Jiahe	9	8	1
AnPac Beijing	200	—	—
Xuedong Du	116	116	17
Annadi	—	823	123
Rouou Ying	—	45	7
Total	335	1,002	149
Allowance	(135)	(134)	(19)
Due from related parties, net	200	868	130

	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Due to related parties:
CRS	—	391	59
Zhijun	55	55	8
Jiaxing Zhijun	856	900	135
Jiangsu AnPac	3	1	—
Weidong Dai	10	1	—
AnPac Beijing	—	10	1
Shanghai Muqing Industrial	131	117	17
Advanced Life	491	—	—
Annadi	925	—	—
Total	2,471	1,474	220

Schedule of related party transactions summary

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue received from AnPac Beijing	—	—	—
Revenue received from Jiangsu AnPac	115	2	—
Revenue received from Anpai.	1	—	—
Revenue received from Annadi	—	1,239	191
Consulting service received from AnPac Beijing	525	951	147
Consulting service received from Jiangsu AnPac	129	—	—
Rent from Shanghai Muqing industrial	158	32	5
Interest expense to Jiaxing Zhijun	1,779	—	—
Repayment of loan to CRS	3,648	—	—